Deferred Tax	12 Months Ended
Mar. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred Tax

25. Deferred Tax

Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31,
Particulars	2023	2024
Deductible temporary differences	320,667	282,544
Tax loss carry forward and unabsorbed depreciation	2,584,488	2,271,015
Total	2,905,155	2,553,559

In the Group, there are few subsidiaries for which no deferred tax assets have been utilised on deductible temporary differences of INR 1,091,546 (March 31, 2023: 1,240,552) and tax losses of INR 6,220,212 (March 31, 2023: 7,613,049) and unabsorbed depreciation of INR 2,572,004 (March 31, 2023: 2,335,601), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2032 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognised Deferred Tax Assets and Liabilities

	For the Year Ended March 31,
	2023	2024
Deferred tax assets are attributable to the following -
Property, plant and equipment	3,142	2,712
Trade and other receivables	4,046	4,497
Employee benefits	2,118	1,888
Unutilised business losses	294	25
Provision for expenses	142	93
Right-of-use assets	(279)	(161)
Lease Liabilities	385	208
Deferred tax asset	9,848	9,239
Remeasurement loss on defined benefit plan	1,238	1,694
Total deferred tax asset (A)	11,086	10,932
Deferred tax liabilities are attributable to the following -
Property, plant and equipment and intangible assets	(7,150)	(4,669)
Total deferred tax liability (B)	(7,150)	(4,669)

Net deferred tax asset (A-B)	3,936	6,263

Particulars	Balance as on March, 31 2023	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2024
Property, plant and equipment, and intangible assets	(4,009)	2,052	-	(1,957)
Right-of-use assets	(279)	118		(161)
Lease Liability	385	(177)		208
Trade and other receivables	4,046	451	-	4,497
Employee benefit	2,118	(230)	-	1,888
Provision for expenses	142	(49)	-	93
Remeasurement loss on defined benefit plan	1,238	-	456	1,694
Loss available for offsetting against future taxable income	294	(294)	-	-
Deferred tax assets	3,936	1,871	456	6,263

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Particulars	Balance as on March, 31 2022	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2023
Property, plant and equipment, and intangible assets	(8,004)	3,996	-	(4,009)
Right-of-use assets	(148)	(131)		(279)
Lease Liability	235	151		385
Trade and other receivables	2,281	1,765	-	4,046
Employee benefit	3,009	(891)	-	2,118
Provision for expenses	25	117	-	142
Remeasurement loss on defined benefit plan	1,043	-	195	1,238
Loss available for offsetting against future taxable income	42	252	-	294
Deferred tax assets	(1,517)	5,258	195	3,936